General and Administrative Expenses	12 Months Ended
Dec. 31, 2015
General and Administrative Expenses [Abstract]
General and Administrative Expenses
14.          General and Administrative Expenses

General and administrative expenses, including related party amounts, are comprised as follows:

	2013	2014	2015
Share based compensation	$2,066,688	$2,247,002	$678,721
Executive services	3,013,000	2,939,560	2,743,150
Non-executive directors' remuneration	176,559	210,637	211,031
Office rent	21,268	24,924	20,709
Travel expenses	95,778	61,114	47,132
Personnel and other expenses	50,302	89,031	46,284
Professional services	1,358,530	1,227,830	1,114,104
Directors and officers insurance	92,951	84,405	69,011
Stock market annual fees	126,191	123,216	128,438
Other expenses	274,677	224,670	164,501
Total	$7,275,944	$7,232,389	$5,223,081